DIRECT OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of Direct Operating Expenses
The following table lists details of the direct operating expenses for rental properties by type.

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Property taxes	$100,122	$66,493
Repairs and maintenance	29,006	22,252
Turnover(1)	7,829	9,926
Property management expenses	41,404	29,247
Property insurance	7,544	6,081
Marketing and leasing	2,554	1,747
Homeowners' association (HOA) costs	9,933	6,169
Other direct expense(2)	10,697	8,025
Direct operating expenses(1)	$209,089	$149,940
(1) The comparative period has been reclassified to conform with the current period presentation. Resident recoveries of $4,172 previously recorded as a reduction in turnover expenses have been reclassified to revenue from single-family rental properties. This presentation alignment did not result in any changes to the net operating income.
(2) Other direct expense includes property utilities and other property operating costs.